DEBT - Summary of Debt (Details) - USD ($)	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	May 31, 2019	Feb. 28, 2019	Dec. 31, 2018	May 31, 2018	Feb. 28, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Long-term debt	$ 1,054,022,000		$ 1,122,148,000
Deferred charges	(8,539,000)		(8,278,000)				$ (3,634,000)
Long-term Debt, Total	1,045,483,000		1,113,870,000				1,349,042,000
Current portion of long-term debt	(87,831,000)		(87,787,000)
Noncurrent portion	957,652,000		1,026,083,000
Loan And Revolving Facility $304.4Million [Member]
Debt Instrument [Line Items]
Principal amount	304,000,000.0	$ 304,000,000.0
Long-term debt	304,014,000		0
Term Loan Facility $93.75 Million [Member]
Debt Instrument [Line Items]
Principal amount	93,750,000				$ 93,750,000
Long-term debt	83,888,000		90,463,000
Term Loan Facility $131.79 Million [Member]
Debt Instrument [Line Items]
Principal amount	131,790,000				$ 131,790,000
Long-term debt	114,036,000		125,872,000
Term Loan Facility $155.3 Million [Member]
Debt Instrument [Line Items]
Principal amount	155,300,000			$ 155,300,000
Long-term debt	142,400,000		155,355,000
Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Principal amount	120,000,000.0						$ 120,000,000.0	$ 120,000,000.0
Long-term debt	99,661,000		107,797,000
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Principal amount	420,000,000.0					$ 420,000,000				$ 420,000,000.0
Long-term debt	310,023,000		320,159,000
Long-term Debt, Total	310,000,000.0		320,200,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount	425,000,000.0								$ 425,000,000.0
Long-term debt	$ 0		$ 322,502,000